Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Valuation assumptions
	Nine months ended September 30, 2020			Nine months ended September 30, 2019
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2020	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2019
Warrants outstanding at beginning of year	2,000,000	$0.18		2,000,000	$0.18
Granted	0	NA		0	NA
Exercised	0	NA		0	NA
Cancelled/expired	(2,000,000)	$0.18		0	NA
Warrants outstanding at end of year	0	NA	None	2,000,000	$0.18		None
Warrants exercisable at end of year	0	NA		2,000,000	$0.18

Stock Options
Stock option/warrant activity
	Nine months ended September 30, 2020			Nine months ended September 30, 2019
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2020	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2019
Options outstanding at beginning of year	2,252,000	$0.13		2,222,000	$0.13
Granted	0	NA		80,000	$0.07
Exercised	0	NA		0	NA
Cancelled/expired	(110,000)	$0.10		(50,000)	$0.20
Options outstanding at end of period	2,142,000	$0.13	$398,000	2,252,000	$0.13	$1,000
Options exercisable at end of period	2,142,000	$0.13		2,172,000	$0.13

	Year Ended December 31,2019			Year Ended December 31, 2018
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of December 31, 2019	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of December 31, 2018
Options outstanding at beginning of year	2,222,000	$0.13	$3,000	2,147,000	$0.13
Granted	80,000	$0.07		80,000	$0.10
Exercised	0	NA		0	NA
Cancelled/expired	(50,000)	$0.20		(5,000)	$0.26
Options outstanding at end of year	2,252,000	$0.14	$1,000	2,222,000	$0.13	$3,000
Options exercisable at end of year	2,172,000	$0.13		2,142,000	$0.13

Schedule of share-based compensation, shares authorized under stock option plans, by exercise price range
Options Outstanding				Options Exercisable
Range of exercise price	Shares	Weighted average exercise price	Weighted average remaining life in years	Shares	Weighted average exercise price

$0.07 - $0.10	365,000	$0.09	4.43	285,000	$0.09
$0.11 - $0.14	1,485,000	$0.12	5.35	1,485,000	$0.12
$0.15 - $0.26	402,000	$0.18	3.47	402,000	$0.18
TOTAL	2,252,000	$0.14	4.87	2,172,000	$0.13

Valuation assumptions
	Year Ended December 31
	2019	2018
Volatility	85%	79%
Expected term (years)	10 years	10 years
Risk-free interest rate	2.01%	2.90%
Dividend yield	0%	0%

Warrants
Stock option/warrant activity
	Nine months ended September 30, 2020			Nine months ended September 30, 2019
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2020	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of September 30, 2019
Warrants outstanding at beginning of year	2,000,000	$0.18		2,000,000	$0.18
Granted	0	NA		0	NA
Exercised	0	NA		0	NA
Cancelled/expired	(2,000,000)	$0.18		0	NA
Warrants outstanding at end of year	0	NA	None	2,000,000	$0.18		None
Warrants exercisable at end of year	0	NA		2,000,000	$0.18

	Year Ended December 31, 2019			Year Ended December 31, 2018
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of December 31, 2019	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value as of December 31, 2018
Warrants outstanding at beginning of year	2,000,000	$0.18	None	2,060,000	$0.18
Granted	0	NA		0	NA
Exercised	0	NA		0	NA
Cancelled/expired	(0)	NA		60,000	$0.18
Warrants outstanding at end of year	2,000,000	$0.18	None	2,000,000	$0.18	None
Warrants exercisable at end of year	2,000,000	$0.18		2,000,000	$0.18